Loans Payable - Narrative (Details)							12 Months Ended
	Aug. 17, 2021 USD ($)	Aug. 11, 2021 USD ($)	Aug. 11, 2021 CAD ($)	Apr. 07, 2021 CAD ($)	Nov. 02, 2020 CAD ($)	Feb. 10, 2020 CAD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jan. 16, 2021 USD ($)	Dec. 16, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of loans payable							$ 12,544,339		$ 12,881	$ 0
BDC Loan
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 7,000,000
Borrowings, interest rate								16.00%
Borrowings, additional accrued interest rate								3.00%
Borrowings, additional accrued interest rate after achieving milestone								0.00%
Borrowings, periodic payment								$ 175,000
Borrowings, balloon payment due at maturity								$ 700,000
Proceeds from non-current borrowings				$ 2,000,000	$ 2,000,000	$ 3,000,000
Borrowing costs incurred						$ 121,861
Repayment of loans payable							$ 5,507,298		$ 0
BDC Loan | Peridot Acquisition Corp.
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings		$ 5,300,000	$ 6,600,000
Interest expense on borrowings		$ 700,000	$ 900,000
Promissory Note
Disclosure of detailed information about borrowings [line items]
Repayment of loans payable	$ 7,113,151
Promissory Note | Chief Executive Officer
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 7,000,000
Borrowings, interest rate											10.00%
Repayment of loans payable	$ 7,113,151